Trade and Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Non-trade payables	₩ 5,191,268	₩ 4,775,177
Accrued expenses	904,135	1,011,089
Operating deposits	819,968	850,999
Others	366,312	386,118
Less: non-current	(1,510,657)	(996,582)
Current	₩ 5,771,026	₩ 6,026,801